Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.9%
Communication Services - 4.3%
551,733	GCI Liberty, Inc.*	34,246,067
3,785,668	Zynga Inc.*	22,032,588
		56,278,655
Consumer Discretionary - 18.3%
360,592	Bright Horizons Family Solutions, Inc.*	54,990,280
509,311	Carrols Restaurant Group, Inc.*	4,222,188
582,156	Chegg, Inc.*	17,435,572
340,167	Choice Hotels International, Inc.	30,261,256
627,588	Clarus Corp.	7,358,469
731,948	Despegar.com Corp.*	8,285,651
398,579	Etsy, Inc.*	22,519,714
316,711	Habit Restaurants, Inc.*	2,768,054
636,230	Hudson, Ltd.*	7,806,542
575,484	Lindblad Expeditions Holdings, Inc.*	9,645,112
882,187	MakeMyTrip, Ltd.*	20,016,823
952,220	National Vision Holdings, Inc.*	22,919,936
342,651	Stitch Fix, Inc.*	6,596,032
276,009	TopBuild Corp.*	26,615,548
		241,441,177
Consumer Staples - 3.8%
108,417	Calavo Growers, Inc.	10,319,130
109,793	Casey's General Stores, Inc.	17,694,240
1,013,529	Hain Celestial Group, Inc.*	21,765,535
		49,778,905
Energy - 0.7%
304,068	Cactus, Inc.*	8,799,728
Financials - 5.7%
580,636	Ares Management Corp.	15,566,851
217,951	Hamilton Lane, Inc.	12,414,489
1,096,573	Nesco Holdings, Inc.*	6,557,507
307,436	Prosperity Bancshares, Inc.	21,714,205
389,681	Webster Financial Corp.	18,264,348
		74,517,400
Health Care - 15.5%
131,380	Acceleron Pharma, Inc.*	5,190,824
116,559	Agios Pharmaceuticals, Inc.*	3,776,512
338,982	Biohaven Pharmaceutical Holding Co., Ltd.*	14,142,329
112,271	Blueprint Medicines Corp.*	8,248,550
498,216	Catalent, Inc.*	23,744,975
287,017	Charles River Laboratories International, Inc.*	37,992,440
233,727	Coherus BioSciences, Inc.*	4,735,309
838,600	Covetrus, Inc.*	9,970,954
142,086	Global Blood Therapeutics, Inc.*	6,894,013
97,797	HealthEquity, Inc.*	5,588,610
117,801	Henry Schein, Inc.*	7,480,364
507,864	Integra LifeSciences Holdings Corp.*	30,507,390
206,340	Iovance Biotherapeutics, Inc.*	3,755,388
203,042	Kura Oncology, Inc.*	3,080,147
761,406	NeoGenomics, Inc.*	14,558,083
173,891	Neurocrine Biosciences, Inc.*	15,669,318
32,467	OrthoPediatrics Corp.*	1,144,786
152,178	Tabula Rasa HealthCare, Inc.*	8,360,659
		204,840,651
Industrials - 19.8%
437,474	BWX Technologies, Inc.	25,027,888
118,297	ESCO Technologies, Inc.	9,411,709
129,406	HEICO Corp.	16,160,221
297,270	Hexcel Corp.	24,414,785
614,237	IAA, Inc.*	25,632,110
85,319	IDEX Corp.	13,982,078
134,434	John Bean Technologies Corp.	13,366,773
473,119	Knight-Swift Transportation Holdings, Inc.	17,174,220
96,589	Mercury Systems, Inc.*	7,840,129
87,621	MSA Safety, Inc.	9,560,327
362,956	SiteOne Landscape Supply, Inc.*	26,866,003
564,858	Waste Connections, Inc.	51,966,936
184,906	Woodward, Inc.	19,938,414
		261,341,593
Information Technology - 23.8%
57,520	AppFolio, Inc.*	5,472,453
178,764	Aspen Technology, Inc.*	22,002,273
93,108	Blackbaud, Inc.	8,411,377
362,668	BlackLine, Inc.*	17,339,157
61,304	Broadridge Financial Solutions, Inc.	7,628,057
215,640	Dynatrace, Inc.*	4,025,999
1,052,662	EVO Payments, Inc.*	29,600,855
39,824	Fair Isaac Corp.*	12,087,380
1,205,346	Genpact, Ltd.	46,707,157
184,899	Guidewire Software, Inc.*	19,484,657
90,721	Littelfuse, Inc.	16,085,741
290,691	Marvell Technology Group, Ltd.	7,258,554
74,892	MAXIMUS, Inc.	5,786,156
742,299	Mimecast, Ltd.*	26,477,805
191,130	Phreesia, Inc.*	4,632,991
217,892	PROS Holdings, Inc.*	12,986,363
106,125	WEX, Inc.*	21,444,679
577,090	Workiva, Inc.*	25,293,855
1,397,203	Zuora, Inc.*	21,027,905
		313,753,414
Total Common Stocks (Cost $978,594,411)		1,210,751,523

Private Placements - 0.2%
19,200	Greenspring Global Partners IV-B, L.P.*^†	2,265,372
91,769	Greenspring Global Partners V-B, L.P.*~†	126,997
Total Private Placements (Cost $–)		2,392,369

Short-Term Investments - 9.7%
Money Market Funds - 9.7%
128,195,210	First American Government Obligations Fund - Class Z, 1.83%#	128,195,210
Total Short-Term Investments (Cost $128,195,210)		128,195,210
Total Investments - 101.8% (Cost $1,106,789,621)		1,341,339,102
Liabilities in Excess of Other Assets - (1.8)%		(24,021,241)
NET ASSETS - 100.0%		$1,317,317,861

* Non-Income Producing
^ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments, except for the Private Placements, were categorized as Level 1 securities. The Private Placements are being fair valued using significant unobservable inputs and were categorized as Level 3 securities as of the date of this report. Refer to the Fund's annual report for additional information regarding the valuation of the Private Placements.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.